Subsequent Events - Additional information (Detail) - Subsequent Events [Member] - Newbuildings [Member] - Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] $ in Millions			1 Months Ended
	Feb. 29, 2016	Feb. 18, 2016 USD ($) Vessel	Jun. 30, 2016 Vessel
Subsequent Event [Line Items]
Number of vessels		2
Vessel One [Member]
Subsequent Event [Line Items]
Sale-leaseback transaction | $		$ 179
Vessel Two [Member]
Subsequent Event [Line Items]
Sale-leaseback transaction | $		$ 179
Subsidiary of Cheniere Energy [Member]
Subsequent Event [Line Items]
Operating lease arrangement period, lessor	5 years
Delivered [Member] | Subsidiary of Cheniere Energy [Member]
Subsequent Event [Line Items]
Number of vessels		1
Scheduled For Delivery [Member]
Subsequent Event [Line Items]
Number of vessels			1